Warrant liabilities - ECARX Warrants in connection with the Merger (Details)	1 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2024 $ / shares decimal ¥ / shares	Dec. 31, 2023 decimal	Dec. 31, 2023 $ / shares	Dec. 31, 2023	Dec. 31, 2023 ¥ / shares
ECARX Warrants
Warrant liabilities
Number of warrants issued (in shares)	23,871,971
ECARX Public Warrants
Warrant liabilities
Number of warrants issued (in shares)	14,999,971
Number of days after the completion of the Merger for commencement of exercise of warrants	30 days
Exercise price of warrants, (in USD per share) | $ / shares		$ 11.50
Warrant term		5 years
ECARX Private Warrants
Warrant liabilities
Number of warrants issued (in shares)	8,872,000
Risk-free rate of return (%) | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.0427			0.0393
Volatility | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.5020			0.2950
Expected dividend yield | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.000			0.000
Expected term | Level 3
Warrant liabilities
Warrants measurement input | decimal		3	4
Expected term | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input | decimal		4.0	5.0
Fair value of the underlying ordinary shares (in USD or RMB per share) | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		15.40		3.16		22.44